Stock and Incentive Programs (Schedule of Restricted Stock and Restricted Stock Unit Activity) (Details) (USD $)	0 Months Ended			12 Months Ended
	Jan. 03, 2012	Aug. 02, 2011	Jan. 02, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Each Deferred Stock Unit will Convert to Upon the Earlier of the Separation Date of the Grantee or the Second Anniversary of the Grant Date				1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Future compensation expense for 2014				$ 14,100,000
Future compensation expense for 2015				5,400,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of Days After Full Vesting for Dividends to be Paid				45 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Nonvested at beginning of period (in shares)				415,906
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 21.24
Granted, Shares		709	119,315	408,146	310,651
Granted, Weighted-Average Grant Date Fair Value Per Share	$ 14.34	$ 32.32	$ 41.26	$ 20.39
Vested, Shares				(3,608)
Vested, Weighted-Average Grant Date Fair Value Per Share				$ 19.92
Forfeited, Shares				(85,087)
Forfeited, Weighted-Average Grant Date Fair Value Per Share				$ 20.30
Nonvested at end of period (in shares)				735,357	415,906
Nonvested at end of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 20.88	$ 21.24
Nonvested, Weighted Average Remaining Contractual Term (Years)				1 year 4 months 24 days	1 year 8 months 12 days
Restricted Stock and Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Nonvested at beginning of period (in shares)				22,438
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 21.17
Granted, Shares		1,177	14,625	32,671	15,760
Granted, Weighted-Average Grant Date Fair Value Per Share	$ 14.34	$ 30.01	$ 38.86	$ 20.72
Vested, Shares				0
Vested, Weighted-Average Grant Date Fair Value Per Share				$ 0.00
Forfeited, Shares				(5,436)
Forfeited, Weighted-Average Grant Date Fair Value Per Share				$ 24.64
Nonvested at end of period (in shares)				49,673	22,438
Nonvested at end of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 20.49	$ 21.17
Nonvested, Weighted Average Remaining Contractual Term (Years)				1 year 7 months 6 days	1 year 8 months 12 days
Restricted Stock and Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				6,900,000
Allocated Share-based Compensation Expense				4,800,000	2,900,000	1,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Future compensation expense for 2014				4,100,000
Future compensation expense for 2015				$ 2,800,000